Robert M. Kurucza	Goodwin Procter LLP
202.346.4515	Counselors at Law
RKurucza@	901 New York Avenue NW
goodwinprocter.com	Washington, DC 20001
T: 202.346.4000
F: 202.346.4444

July 20, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Old Westbury Funds, Inc.
Preliminary Proxy Statement
File Nos. 033-66528 and 811-07912

Ladies and Gentlemen:

          On behalf of Old Westbury Funds, Inc. (the “Corporation”), a registered investment company under the Investment Company Act of 1940, we are transmitting herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 a copy of the preliminary proxy statement (the “Proxy Statement”), forms of proxy and notice of special meeting of shareholders to be provided to shareholders of each series of the Corporation (each, a “Fund”), in connection with a special meeting to be held on Wednesday, August 25, 2010.

          Shareholder proxies are being solicited for the Funds to consider and vote on a new investment advisory agreement between Bessemer Investment Management LLC and the Corporation, on behalf of each of the Funds. Proxy materials are expected to be mailed to shareholders on or about Wednesday, August 4, 2010.

          If you have any questions, please contact me at (202) 346-4515.

Very truly yours,

/s/ Robert M. Kurucza

Robert M. Kurucza